Investments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Short-term investments
Held-to-maturity investments	¥ 28,500	$ 4,094	¥ 12,400
Available for sale investments			42,148
Total Investments held by consolidated investment funds	642,759	92,326	395,929
Total short-term investments	671,259	96,420	450,477
Long-term investments
Held-to-maturity investments	36,816	5,288	121,671
Available-for-sale investments	15,081	2,167	139,994
Investments measured at fair value	255,967	36,767	374,612
Total other long-term investments	568,883	81,715	653,961
Total Investments held by consolidated investment funds	260,311	37,391	109,439
Total long-term investments	881,091	126,561	1,025,065
Total investments	1,552,350	222,981	1,475,542
Fixed Income Products
Short-term investments
Available for sale investments			42,148
Long-term investments
Held-to-maturity investments	36,816	5,288	121,671
Available-for-sale investments	15,081	2,167	139,994
Private Equity Funds Products
Long-term investments
Investments measured at cost less impairment	105,614	15,171	138,149
other investors
Long-term investments
Investments measured at cost less impairment	¥ 207,302	$ 29,777	¥ 141,200